Schedule of Commercial Real Estate Loans Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Allowance for credit losses			$ (10,723)	$ (21,488)
Commercial Real Estate Loans Receivable [Member]
Short-Term Debt [Line Items]
Commercial real estate loans receivable, gross	$ 385,642	392,186	404,577
Allowance for credit losses			(10,723)
Commercial real estate loans receivable, net		392,186	393,854
Current portion		(13,332)	(12,391)
Non-current portion		378,854	$ 381,463
Allowance for credit losses
Transferred to held for sale	$ (385,642)